ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 33.5%
ACC Auto Trust, Class B, Series 2021-A, 1.79%, 04/15/27‡	$265,000	$256,274
ACC Trust, Class A, Series 2020-A, 6.00%, 03/20/23‡	33,062	33,125
Accelerated LLC, Class A, Series 2021-1H, 1.35%, 10/20/40‡	220,558	212,128
Affirm Asset Securitization Trust, Class A, Series 2021-A, 0.88%, 08/15/25‡	455,000	452,660
American Credit Acceptance Receivables Trust, Class C, Series 2021-1, 0.83%, 03/15/27‡	455,000	447,601
American Credit Acceptance Receivables Trust, Class C, Series 2021-2, 0.97%, 07/13/27‡	265,000	258,713
American Credit Acceptance Receivables Trust, Class C, Series 2021-3, 0.98%, 11/15/27‡	260,000	250,429
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26‡	145,000	141,143
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	287,736
Amur Equipment Finance Receivables IX LLC, Class B, Series 2021-1A, 1.38%, 02/22/27‡	135,000	129,115
Amur Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	8,205	8,215
Amur Equipment Finance Receivables VIII LLC, Class B, Series 2020-1A, 2.50%, 03/20/26‡	212,227	210,871
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	180,250	178,366
Aqua Finance Trust, Class B, Series 2020-AA, 2.79%, 07/17/46‡	335,000	322,558
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40‡	470,000	461,068
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50‡	290,575	279,256
Arivo Acceptance Auto Loan Receivables Trust, Class A, Series 2021-1A, 1.19%, 01/15/27‡	214,988	211,283
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27‡	260,000	247,432
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	67,154	66,904
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33‡	296,348	282,468
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34‡	210,000	196,081
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	144,058	143,216
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35‡	56,469	54,505
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	16,844	16,842
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	128,218	128,679
Carnow Auto Receivables Trust, Class D, Series 2019-1A, 4.62%, 12/16/24‡	260,000	262,116
Carvana Auto Receivables Trust, Class C, Series 2021-N2, 1.07%, 03/10/28	250,000	243,616
Carvana Auto Receivables Trust, Class C, Series 2022-N1, 3.32%, 12/11/28‡	240,000	238,086
Carvana Auto Receivables Trust, Class D, Series 2019-2A, 3.28%, 01/15/25‡	245,000	246,242
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25‡	170,000	170,278
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	210,000	199,554
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26‡	235,000	237,827
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	210,000	209,870
CCG Receivables Trust, Class C, Series 2021-1, 0.84%, 06/14/27‡	270,000	256,416
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41‡	257,214	248,707
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45‡	344,605	323,987
Commonbond Student Loan Trust, Class A, Series 2020-1, 1.69%, 10/25/51‡	84,011	77,520
Commonbond Student Loan Trust, Class A1, Series 2019-AGS, 2.54%, 01/25/47‡	77,750	76,855
Conn’s Receivables Funding LLC, Class B, Series 2020-A, 4.27%, 06/16/25‡	211,510	211,383
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	126,172	126,767
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25‡	245,000	244,174
Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 02/15/30‡	680,000	657,936
Credit Acceptance Auto Loan Trust, Class B, Series 2019-3A, 2.86%, 01/16/29‡	250,000	249,909
Credito Real USA Auto Receivables Trust, Class A, Series 2021-1A, 1.35%, 02/16/27‡	142,747	140,205
Crossroads Asset Trust, Class A2, Series 2021-A, 0.82%, 03/20/24‡	520,679	517,324
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27‡	177,310	176,382
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	112,245	111,213
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	129,503	129,929
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	164,472	164,752
DT Auto Owner Trust, Class C, Series 2020-2A, 3.28%, 03/16/26‡	165,000	165,357
DT Auto Owner Trust, Class D, Series 2021-1A, 1.16%, 11/16/26‡	270,000	257,013
Exeter Automobile Receivables Trust, Class C, Series 2019-4A, 2.44%, 09/16/24‡	102,389	102,547
Exeter Automobile Receivables Trust, Class C, Series 2021-1A, 0.74%, 01/15/26	900,000	883,039
Exeter Automobile Receivables Trust, Class D, Series 2017-3A, 5.28%, 10/15/24‡	230,000	231,614
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	117,350	118,520
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26‡	660,000	663,749
FHF Trust, Class A, Series 2020-1A, 2.59%, 12/15/23‡	31,120	31,153
First Investors Auto Owner Trust, Class B, Series 2021-1A, 0.89%, 03/15/27‡	350,000	339,327
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	270,273	271,404
First Investors Auto Owner Trust, Class C, Series 2021-2A, 1.47%, 11/15/27‡	260,000	246,057
First Investors Auto Owner Trust, Class C, Series 2022-1A, 3.13%, 05/15/28‡	245,000	239,379
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26‡	430,000	426,646

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Class C, Series 2020-3, 1.73%, 09/15/26‡	$145,000	$141,156
Flagship Credit Auto Trust, Class C, Series 2020-4, 1.28%, 02/16/27‡	145,000	140,419
Flagship Credit Auto Trust, Class C, Series 2021-1, 0.91%, 03/15/27‡	455,000	432,879
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	33,542	33,670
Foundation Finance Trust, Class A, Series 2021-1A, 1.27%, 05/15/41‡	240,123	227,123
Foursight Capital Automobile Receivables Trust, Class B, Series 2022-1, 2.15%, 05/17/27‡	195,000	187,809
Foursight Capital Automobile Receivables Trust, Class C, Series 2021-2, 1.57%, 07/15/27‡	310,000	292,016
Foursight Capital Automobile Receivables Trust, Class E, Series 2019-1, 4.30%, 09/15/25‡	130,000	131,121
Freed ABS Trust, Class C, Series 2022-1FP, 2.51%, 03/19/29‡	145,000	139,859
GCI Funding I LLC, Class A, Series 2021-1 (Bermuda), 2.38%, 06/18/46‡	185,511	173,328
Genesis Sales Finance Master Trust, Class A, Series 2020-AA, 1.65%, 09/22/25‡	315,000	311,662
Global SC Finance VII Srl, Class A, Series 2020-1A (Barbados), 2.17%, 10/17/40‡	258,607	246,180
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	99,330	99,557
GLS Auto Receivables Issuer Trust, Class B, Series 2020-1A, 2.43%, 11/15/24‡	231,941	232,700
GLS Auto Receivables Issuer Trust, Class B, Series 2020-2A, 3.16%, 06/16/25‡	180,000	180,375
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25‡	135,000	134,799
GLS Auto Receivables Issuer Trust, Class C, Series 2021-3A, 1.11%, 09/15/26‡	210,000	200,377
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26‡	110,000	108,882
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	22,612	22,560
Goldenttree Loan Management US CLO 1 Ltd., Class A, Series 2021-9A (Cayman Islands), 1.32%, (3-Month USD LIBOR + 1.07%), 01/20/33@‡	250,000	248,032
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26‡	295,000	280,590
Hertz Vehicle Financing LLC, Class A, Series 2021-1A, 1.21%, 12/26/25‡	390,000	370,012
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	187,880	183,509
Jersey Mike’s Funding, Class A2, Series 2019-1A, 4.43%, 02/15/50‡	194,513	193,084
Lendingpoint Asset Securitization Trust, Class A, Series 2021-A, 1.00%, 12/15/28‡	110,173	109,506
Lendingpoint Asset Securitization Trust, Class B, Series 2022-A, 2.41%, 06/15/29‡	245,000	238,826
Lendmark Funding Trust, Class A, Series 2019-1A, 3.00%, 12/20/27‡	200,000	200,684
Ll ABS Trust, Class A, Series 2021-1A, 1.07%, 05/15/29‡	183,703	178,875
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32‡	120,000	119,453
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34‡	355,000	341,516
Marlette Funding Trust, Class B, Series 2021-1A, 1.00%, 06/16/31‡	275,000	269,609
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26‡	230,000	223,292
Mercury Financial Credit Card Master Trust, Class A, Series 2022-1A, 2.50%, 09/21/26‡	145,000	140,057
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26‡	325,000	317,036
MVW LLC, Class A, Series 2020-1A, 1.74%, 10/20/37‡	252,559	244,312
MVW LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41‡	413,667	391,058
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	83,308	82,388
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69‡	266,784	251,530
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51‡	308,450	289,189
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/17/26‡	142,499	142,684
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27‡	290,000	278,653
NMEF Funding LLC, Class B, Series 2022-A, 3.35%, 10/16/28‡	195,000	191,006
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33‡	121,912	121,625
Octane Receivables Trust, Class A, Series 2019-1A, 3.16%, 09/20/23‡	4,427	4,432
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	60,612	60,277
Octane Receivables Trust, Class A, Series 2021-1A, 0.93%, 03/22/27‡	168,247	164,378
Octane Receivables Trust, Class A, Series 2021-2A, 1.21%, 09/20/28‡	264,877	258,412
OneMain Financial Issuance Trust, Class A, Series 2019-1A, 3.48%, 02/14/31‡	12,517	12,514
Oportun Funding LLC, Class A, Series 2022-1, 3.25%, 06/15/29‡	285,000	285,199
Oportun Funding XIV LLC, Class A, Series 2021-A, 1.21%, 03/08/28‡	280,000	271,973
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31‡	260,000	245,211
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	39,860	39,864
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	283,142	277,660
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28‡	190,000	180,667
Palmer Square Loan Funding Ltd., Class A1, Series 2021-1A (Cayman Islands), 1.15%, (3-Month USD LIBOR + 0.90%), 04/20/29@‡	173,461	172,824
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	44,531	44,323
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48‡	284,675	284,804
Prestige Auto Receivables Trust, Class C, Series 2020-1A, 1.31%, 11/16/26‡	500,000	495,369
Purchasing Power Funding LLC, Class A, Series 2021-A, 1.57%, 10/15/25‡	265,000	256,657
Regional Management Issuance Trust, Class A, Series 2021-1, 1.68%, 03/17/31‡	455,000	430,775

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Santander Consumer Auto Receivables Trust, Class C, Series 2021-AA, 1.03%, 11/16/26‡	$395,000	$371,370
Santander Drive Auto Receivables Trust, Class C, Series 2021-3, 0.95%, 09/15/27	250,000	242,726
Sierra Timeshare Receivables Funding LLC, Class B, Series 2020-2A, 2.32%, 07/20/37‡	65,051	63,373
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	307,785	309,133
Sofi Professional Loan Program LLC, Class A2B, Series 2017-C, 2.63%, 07/25/40‡	109,744	109,747
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51‡	321,007	297,168
Upstart Pass-Through Trust Series, Class A, Series 2021-ST2, 2.50%, 04/20/27‡	170,978	166,882
Upstart Securitization Trust, Class A, Series 2020-3, 1.70%, 11/20/30‡	36,149	36,075
Upstart Securitization Trust, Class A, Series 2021-1, 0.87%, 03/20/31‡	100,538	99,635
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31‡	240,000	228,380
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31‡	345,000	326,093
US Auto Funding, Class B, Series 2021-1A, 1.49%, 03/17/25‡	315,000	305,307
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24‡	280,000	280,035
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26‡	370,000	356,092
Veros Auto Receivables Trust, Class B, Series 2022-1, 4.39%, 08/16/27‡	285,000	285,636
VFI ABS LLC, Class B, Series 2022-1A, 3.04%, 07/24/28‡	320,000	313,261
Welk Resorts LLC, Class B, Series 2019-AA, 2.99%, 06/15/38‡	232,964	231,833
Westgate Resorts LLC, Class B, Series 2022-1A, 2.29%, 08/20/36‡	187,444	182,210
Westlake Automobile Receivables Trust, Class B, Series 2022-1A, 2.75%, 03/15/27‡	385,000	381,437
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25‡	145,000	142,383
Westlake Automobile Receivables Trust, Class D, Series 2021-3A, 2.12%, 01/15/27‡	245,000	234,160

Total Asset Backed Securities
(Cost $33,037,724)		32,064,794

MORTGAGE BACKED SECURITIES – 25.0%

Commercial Mortgage Backed Securities – 3.3%
BPR Trust, Class A, Series 2021-KEN, 1.65%, (1-Month USD LIBOR + 1.25%), 02/15/29@‡	95,000	94,406
BX Trust, Class B, Series 2018-GW, 1.42%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	690,913
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60‡	105,858	100,191
Commercial Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37‡	150,000	144,590
CSMC Trust, Class A1, Series 2020-NQM1, 1.21%, 05/25/65‡	295,028	290,687
GCT Commercial Mortgage Trust, Class A, Series 2021-GCT, 1.20%, (1-Month USD LIBOR + 0.80%), 02/15/38@‡	315,000	309,994
GS Mortgage Securities Corp. Trust, Class A, Series 2020-TWN3, 2.40%, (1-Month USD LIBOR + 2.00%), 11/15/37@‡	175,000	175,138
GS Mortgage Securities Trust, Class AS, Series 2020-GC45, 3.17%, 02/13/53@*	175,000	172,324
KKR Industrial Portfolio Trust, Class C, Series 2021-KDIP, 1.40%, (1-Month USD LIBOR + 1.00%), 12/15/37@‡	382,500	374,386
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, Series 2013-C10, 4.07%, 07/15/46@*	275,000	276,473
Motel Trust, Class B, Series 2021-MTL6, 1.60%, (1-Month USD LIBOR + 1.20%), 09/15/38@‡	126,150	124,105
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	35,681	35,208
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	26,586	26,596
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	85,634	84,887
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	250,000	249,728
Total Commercial Mortgage Backed Securities		3,149,626

Residential Mortgage Backed Securities – 21.7%
Ajax Mortgage Loan Trust, Class A1, Series 2021-A, 1.07%, 09/25/65@‡*	406,361	382,833
American Homes 4 Rent Trust, Class A, Series 2014-SFR3, 3.68%, 12/17/36‡	147,020	146,638
Angel Oak Mortgage Trust, Class A1, Series 2020-6, 1.26%, 05/25/65@‡*	52,578	51,609
Angel Oak Mortgage Trust, Class A1, Series 2020-4, 1.47%, 06/25/65@‡*	103,686	102,260
Angel Oak Mortgage Trust, Class A1, Series 2021-5, 0.95%, 07/25/66@‡*	157,485	149,354
Angel Oak Mortgage Trust, Class A1, Series 2021-7, 1.98%, 10/25/66@‡*	491,380	471,273
Angel Oak Mortgage Trust, Class A1, Series 2021-8, 1.82%, 11/25/66@‡*	636,586	598,958
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	7,711	7,697
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-2, 3.63%, 03/25/49@‡*	12,617	12,622
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50@‡*	71,355	69,673
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	124,068	122,429
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	74,788	73,196
Arroyo Mortgage Trust, Class A1B, Series 2020-1, 2.10%, 03/25/55‡	178,475	176,206
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	63,509	63,297
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	73,035	72,640
Bravo Residential Funding Trust, Class A1, Series 2021-NQM3, 1.70%, 04/25/60@‡*	80,762	79,029
Cafl Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29‡	105,000	99,855
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	126,690	125,199

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	$44,233	$43,822
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	79,227	79,007
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2019-RP1, 3.50%, 01/25/66@‡*	675,771	671,659
COLT Funding LLC, Class A1, Series 2021-3R, 1.05%, 12/25/64@‡*	190,831	186,990
COLT Mortgage Loan Trust, Class A2, Series 2021-2, 1.13%, 08/25/66@‡*	93,218	86,601
COLT Mortgage Loan Trust, Class A1, Series 2022-1, 2.28%, 12/27/66@‡*	288,839	280,968
COLT Mortgage Loan Trust, Class A1, Series 2022-3, 3.90%, 02/25/67@‡*	480,000	479,829
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65@‡*	257,435	255,162
Corevest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53‡	376,074	348,659
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.82%, 04/25/44@‡*	116,823	112,989
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 2.43%, 01/25/34@*	35,558	35,896
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56@‡*	164,018	158,263
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60@‡*	393,653	383,199
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60@‡*	76,210	73,706
CSMC Trust, Class A1, Series 2021-NQM1, 0.81%, 05/25/65@‡*	560,885	547,375
CSMC Trust, Class A1, Series 2021-NQM2, 1.18%, 02/25/66@‡*	140,941	136,373
Deephaven Residential Mortgage Trust, Class A1, Series 2020-2, 1.69%, 05/25/65‡	46,908	46,881
Dominion Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 07/25/27‡	315,000	314,764
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	28,983	28,541
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65@‡*	166,596	165,837
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65@‡*	192,129	190,057
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66@‡*	99,806	96,214
Ellington Financial Mortgage Trust, Class A1, Series 2021-2, 0.93%, 06/25/66@‡*	219,519	206,281
Firstkey Homes Trust, Class B, Series 2020-SFR2, 1.57%, 10/19/37‡	175,000	162,472
Firstkey Homes Trust, Class A, Series 2020-SFR2, 1.27%, 10/19/37‡	166,420	154,875
Firstkey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38‡	240,000	218,602
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	69,965	69,928
GS Mortgage-Backed Securities Trust, Class A3, Series 2020-NQM1, 2.35%, 09/27/60@‡*	165,284	163,084
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	61,489	62,151
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	91,357	89,877
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.37%, 06/25/29@‡*	176,547	172,474
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.22%, 08/25/34@*	42,276	44,090
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.25%, 04/25/35@*	110,121	110,354
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.27%, 05/25/45@‡*	131,534	132,767
Lhome Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26‡	205,000	197,934
MetLife Securitization Trust, Class A, Series 2018-1A, 3.75%, 03/25/57@‡*	291,320	292,530
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58@‡*	371,123	374,091
MFA Trust, Class A1, Series 2020-NQM3, 1.01%, 01/26/65@‡*	277,821	272,123
MFA Trust, Class A1, Series 2021-NQM1, 1.15%, 04/25/65@‡*	211,573	208,291
Mill City Mortgage Loan Trust, Class M2, Series 2017-3, 3.25%, 01/25/61@‡*	123,528	121,889
New Residential Mortgage Loan Trust, Class B1, Series 2018-4A, 1.51%, (1-Month USD LIBOR + 1.05%), 01/25/48@‡	496,819	496,330
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	60,197	59,851
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡*	116,064	116,039
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	242,878	245,167
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	172,618	174,373
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57@‡*	571,300	573,700
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58@‡*	231,065	225,826
Newrez Warehouse Securitization Trust, Class C, Series 2021-1, 1.51%, (1-Month USD LIBOR + 1.05%), 05/25/55@‡	300,000	296,541
NLT Trust, Class A1, Series 2021-INV2, 1.16%, 08/25/56@‡*	285,967	269,262
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61‡	90,220	87,444
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	41,325	41,529
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51‡	642,998	610,380
PRPM LLC, Class A1, Series 2021-RPL2, 1.46%, 10/25/51@‡*	92,099	87,586
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	44,734	44,195
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60@‡*	85,587	83,519
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	90,563	89,551
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65@‡*	437,262	429,246
Starwood Mortgage Residential Trust, Class A2, Series 2021-3, 1.40%, 06/25/56@‡*	101,454	96,884
Starwood Mortgage Residential Trust, Class A1, Series 2020-2, 2.72%, 04/25/60@‡*	43,481	43,483
Starwood Mortgage Residential Trust, Class A1, Series 2020-3, 1.49%, 04/25/65@‡*	345,203	340,719

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.19%, 02/25/34	$245,774	$241,057
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63@‡*	113,719	112,212
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	100,000	99,883
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	13,257	13,256
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56@‡*	250,000	249,776
Towd Point Mortgage Trust, Class A2, Series 2017-2, 3.25%, 04/25/57@‡*	260,000	259,574
Towd Point Mortgage Trust, Class A1A, Series 2018-6, 3.75%, 03/25/58@‡*	683,713	688,635
Towd Point Mortgage Trust, Class A1, Series 2018-3, 3.75%, 05/25/58@‡*	272,059	272,210
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58@‡*	368,478	362,163
Towd Point Mortgage Trust, Class A2, Series 2020-MH1, 2.50%, 02/25/60@‡*	130,000	122,582
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51‡	261,620	253,132
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL5, 1.87%, 08/25/51‡	97,964	94,085
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51‡	195,517	187,415
VCAT LLC, Class A1, Series 2021-NPL1, 2.29%, 12/26/50‡	73,628	71,837
Verus Securitization Trust, Class A1, Series 2019-INV2, 2.91%, 07/25/59@‡*	47,302	47,402
Verus Securitization Trust, Class A1, Series 2020-1, 2.42%, 01/25/60‡	50,849	50,706
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63@‡*	344,427	336,903
Verus Securitization Trust, Class A1, Series 2021-R3, 1.02%, 04/25/64@‡*	264,741	259,701
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65‡	174,287	170,605
Verus Securitization Trust, Class A1, Series 2021-1, 0.82%, 01/25/66@‡*	201,316	195,535
Verus Securitization Trust, Class A1, Series 2021-2, 1.03%, 02/25/66@‡*	300,213	289,971
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66@‡*	596,584	568,700
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54@‡*	219,930	214,810
Visio Trust, Class A1, Series 2021-1R, 1.28%, 05/25/56‡	299,268	287,405
VOLT XCV LLC, Class A1, Series 2021-NPL4, 2.24%, 03/27/51‡	136,859	132,511
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 2.57%, 06/25/33@*	52,578	52,073
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.62%, 07/25/34@*	54,593	55,214
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 2.60%, 07/25/34@*	19,950	19,811
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 2.77%, 10/25/34@*	84,397	83,019
Total Residential Mortgage Backed Securities		20,785,181

Total Mortgage Backed Securities
(Cost $24,744,644)		23,934,807

CORPORATE BONDS – 17.9%

Communication Services – 1.3%
Commscope, Inc., 4.75%, 09/01/29‡	170,000	157,058
Level 3 Financing, Inc., 4.63%, 09/15/27‡	100,000	95,050
Level 3 Financing, Inc., 4.25%, 07/01/28‡	140,000	128,669
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	195,000	199,297
T-Mobile USA, Inc., 3.50%, 04/15/25	145,000	146,267
T-Mobile USA, Inc., 2.05%, 02/15/28	140,000	128,350
TripAdvisor, Inc., 7.00%, 07/15/25‡	115,000	118,033
Twitter, Inc., 3.88%, 12/15/27‡(a)	100,000	97,328
Verizon Communications, Inc., 1.61%, (3-Month USD LIBOR + 1.10%), 05/15/25@	210,000	213,611
Total Communication Services		1,283,663

Consumer Discretionary – 0.4%
Gap, Inc. (The), 3.63%, 10/01/29‡(a)	80,000	71,115
General Motors Co., 6.13%, 10/01/25	150,000	161,364
General Motors Financial Co., Inc., 1.25%, 01/08/26	55,000	50,490
MGM Growth Properties Operating Partnership LP / Mgp Finance Co.-Issuer, Inc., 4.63%, 06/15/25‡	75,000	75,672
Total Consumer Discretionary		358,641

Consumer Staples – 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26‡	195,000	184,544
Vector Group Ltd., 5.75%, 02/01/29‡	185,000	168,884
Total Consumer Staples		353,428

Energy – 1.5%
Boardwalk Pipelines LP, 4.95%, 12/15/24	245,000	253,424
Chesapeake Energy Corp., 5.50%, 02/01/26‡	180,000	184,678
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25‡	100,000	102,030
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29‡	55,000	55,117
DT Midstream, Inc., 4.13%, 06/15/29‡	155,000	148,845
Energy Transfer LP, 4.20%, 04/15/27	105,000	107,057
EQM Midstream Partners LP, 6.00%, 07/01/25‡	135,000	137,049
EQM Midstream Partners LP, 6.50%, 07/01/27‡	20,000	20,922
Midwest Connector Capital Co. LLC, 3.63%, 04/01/22‡(a)	105,000	105,000
NGPL PipeCo. LLC, 4.88%, 08/15/27‡	118,000	122,797
Occidental Petroleum Corp., 5.88%, 09/01/25	145,000	154,226
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	85,000	87,714
Total Energy		1,478,859

Financials – 7.0%
Athene Global Funding, 2.45%, 08/20/27‡	240,000	225,097
Bank of America Corp., 1.09%, (3-Month USD LIBOR + 0.77%), 02/05/26@	253,000	251,980
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27@	760,000	707,432

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Bank of America Corp., 2.55%, (SOFR + 1.05%), 02/04/28@	$93,000	$89,083
Blackstone Private Credit Fund, 2.63%, 12/15/26‡	116,000	104,727
Blackstone Private Credit Fund, 4.00%, 01/15/29‡	50,000	46,374
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%)#@	44,000	45,540
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T-Note + 3.08%)#@	220,000	197,861
Citadel LP, 4.88%, 01/15/27‡	170,000	168,002
Citigroup, Inc., 2.22%, (3-Month USD LIBOR + 1.25%), 07/01/26@	210,000	212,180
Citigroup, Inc., 1.50%, (SOFR + 1.28%), 02/24/28@	126,000	126,027
Coinbase Global, Inc., 3.38%, 10/01/28‡(a)	105,000	93,689
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 3.88%, 02/15/26‡	250,000	242,623
F&G Global Funding, 1.75%, 06/30/26‡	198,000	184,572
Goldman Sachs Group, Inc. (The), 2.11%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	273,637
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	105,000	106,164
Goldman Sachs Group, Inc. (The), 2.03%, (3-Month USD LIBOR + 1.75%), 10/28/27@	280,000	290,324
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	230,000	234,896
JPMorgan Chase & Co., 1.41%, (SOFR + 1.18%), 02/24/28@	200,000	200,044
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%)#@	562,000	543,033
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27‡	145,000	139,255
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T-Note + 3.32%), 12/15/51@‡	160,000	151,186
Lincoln National Corp., 2.29%, (3-Month USD LIBOR + 2.04%), 04/20/67@	285,000	227,644
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%)#@(a)	155,000	155,423
Morgan Stanley, 1.66%, (3-Month USD LIBOR + 1.40%), 10/24/23@	280,000	281,573
Navient Corp., 5.88%, 10/25/24	240,000	243,326
OWL Rock Core Income Corp., 5.50%, 03/21/25‡	68,000	67,950
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	244,000	246,135
Santander Holdings USA, Inc., 3.24%, 10/05/26	235,000	229,730
Spirit Realty LP, 4.45%, 09/15/26	96,429	99,614
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 05/06/31@	135,000	132,027
Wells Fargo & Co., 4.10%, 06/03/26	410,000	422,125
Total Financials		6,739,273

Health Care – 1.8%
Amgen, Inc., 3.00%, 02/22/29	161,000	158,315
Baxter International, Inc., 1.92%, 02/01/27‡	149,000	139,689
Baxter International, Inc., 2.27%, 12/01/28‡	150,000	139,374
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27	138,000	136,219
HCA, Inc., 5.38%, 02/01/25	215,000	224,147
Mylan NV, 3.95%, 06/15/26	50,000	49,747
Royalty Pharma PLC, 1.20%, 09/02/25	23,000	21,210
Royalty Pharma PLC, 1.75%, 09/02/27	323,000	294,180
Tenet Healthcare Corp., 4.88%, 01/01/26‡	95,000	96,263
Universal Health Services, Inc., 1.65%, 09/01/26‡	260,000	239,220
Viatris, Inc., 2.30%, 06/22/27	275,000	251,157
Viatris, Inc., 2.30%, 06/22/27‡	157	143
Total Health Care		1,749,664

Industrials – 0.9%
Boeing Co. (The), 4.88%, 05/01/25	120,000	124,113
Boeing Co. (The), 5.04%, 05/01/27	112,000	118,301
General Electric Co., Series D, 4.16%, (3-Month USD LIBOR + 3.33%)#@	285,000	274,669
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28‡	276,000	250,554
Spirit AeroSystems, Inc., 5.50%, 01/15/25‡	105,000	105,405
Total Industrials		873,042

Information Technology – 1.3%
Block, Inc., 2.75%, 06/01/26‡(a)	115,000	108,836
CDW LLC / CDW Finance Corp., 2.67%, 12/01/26	98,000	92,394
CDW LLC / CDW Finance Corp., 3.28%, 12/01/28	98,000	92,490
Citrix Systems, Inc., 1.25%, 03/01/26	25,000	24,367
Dell International LLC / EMC Corp., 4.90%, 10/01/26	210,000	220,762
Flex Ltd., 3.75%, 02/01/26	191,000	191,452
Kyndryl Holdings, Inc., 2.05%, 10/15/26‡	108,000	96,713
Kyndryl Holdings, Inc., 2.70%, 10/15/28‡	105,000	91,233
Oracle Corp., 2.30%, 03/25/28	100,000	91,698
TD Synnex Corp., 1.75%, 08/09/26‡	107,000	98,286
TD Synnex Corp., 2.38%, 08/09/28‡	110,000	99,419
Total Information Technology		1,207,650

Materials – 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26‡	200,000	192,924
Chemours Co. (The), 5.75%, 11/15/28‡(a)	90,000	87,850
Glatfelter Corp., 4.75%, 11/15/29‡	70,000	59,458
International Flavors & Fragrances, Inc., 1.23%, 10/01/25‡	118,000	109,515
International Flavors & Fragrances, Inc., 1.83%, 10/15/27‡	233,000	212,566
Silgan Holdings, Inc., 1.40%, 04/01/26‡	271,000	247,813
Total Materials		910,126

Real Estate – 1.1%
EPR Properties, 4.95%, 04/15/28	145,000	145,564
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	195,000	200,983
Office Properties Income Trust, 4.50%, 02/01/25	225,000	225,009
Office Properties Income Trust, 2.65%, 06/15/26	105,000	96,282
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23	231,000	235,703
Service Properties Trust, 4.65%, 03/15/24	200,000	192,754
Total Real Estate		1,096,295

Utilities – 1.2%
Dominion Energy, Inc., Series A, 1.45%, 04/15/26	260,000	242,409
Exelon Corp., 3.50%, 06/01/22	212,000	212,261
FirstEnergy Transmission LLC, 2.87%, 09/15/28‡	119,000	110,833
NRG Energy, Inc., 3.75%, 06/15/24‡	175,000	174,634
Puget Energy, Inc., 2.38%, 06/15/28	151,000	138,608
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T-Note + 2.92%), 09/15/51@	254,000	234,836
Total Utilities		1,113,581

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Total Corporate Bonds
(Cost $18,046,175)		$17,164,222

TERM LOANS – 10.2%

Aerospace – 1.0%
Air Canada, 4.25%, (3-Month USD LIBOR + 3.50%), 08/11/28@	$28,235	28,000
American Airlines, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28@	145,000	147,175
Brown Group Holding LLC, 3.51%, (3-Month USD LIBOR + 2.50%), 06/07/28@	130,113	128,622
KKR Apple Bidco LLC, 3.50%, (1-Month USD LIBOR + 3.00%), 07/14/28@	79,800	78,996
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27@	105,000	109,302
SkyMiles IP Ltd, 4.75%, (3-Month USD LIBOR + 3.75%), 09/16/27@	145,000	150,120
TransDigm, Inc., 2.71%, (1-Month USD LIBOR + 2.25%), 08/22/24@	162,037	160,033
TransDigm, Inc., 2.71%, (1-Month USD LIBOR + 2.25%), 05/30/25@	88,864	87,419
United Airlines, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 04/21/28@	29,700	29,401
Total Aerospace		919,068

Chemicals – 0.4%
Ineos US Finance LLC, 2.45%, (1-Month USD LIBOR + 2.00%), 04/01/24@	238,263	234,465
Nouryon USA LLC, 4.01%, (3-Month USD LIBOR + 3.00%), 10/01/25@	136,167	134,408
Total Chemicals		368,873

Consumer Durables – 0.5%
Fluidra Finco SL, 2.50%, (1-Month USD LIBOR + 2.00%), 01/21/29@	195,000	193,757
Resideo Funding, Inc., 02/11/28(b)	159,100	157,045
RH, 3.00%, (1-Month USD LIBOR + 2.50%), 10/15/28@	104,475	102,777
Total Consumer Durables		453,579

Energy – 0.3%
Freeport LNG Investments LLLP, 4.00%, (3-Month USD LIBOR + 3.50%), 11/17/28@	110,000	109,352
Oryx Midstream Services Permian Basin LLC, 3.75%, (3-Month USD LIBOR + 3.25%), 09/30/28@	155,000	153,947
Total Energy		263,299

Financials – 0.5%
Asurion LLC, 3.71%, (1-Month USD LIBOR + 3.25%), 12/23/26@	83,938	82,241
Avolon TLB Borrower 1 US LLC, 2.75%, (1-Month USD LIBOR + 2.25%), 12/01/27@	156,304	154,992
Citadel Securities LP, 2.93%, (1-Month USD LIBOR + 2.50%), 02/02/28@	252,586	251,571
Total Financials		488,804

Food/Tobacco – 0.4%
Aramark Services, Inc., 2.21%, (1-Month USD LIBOR + 1.75%), 03/11/25@	85,000	83,597
Aramark Services, Inc., 2.96%, (1-Month USD LIBOR + 2.50%), 04/06/28@	109,607	108,409
Froneri US, Inc., 2.71%, (1-Month USD LIBOR + 2.25%), 01/29/27@	83,932	82,583
Hostess Brands LLC, 3.00%, (3-Month USD LIBOR + 2.25%), 08/03/25@	133,291	131,804
Total Food/Tobacco		406,393

Forest Prod/Containers – 0.2%
Berry Global, Inc., 2.07%, (1-Month USD LIBOR + 1.75%), 07/01/26@	134,377	132,718
Mauser Packaging Solutions Holding Co., 3.48%, (1-Month USD LIBOR + 3.25%), 04/03/24@	88,834	87,770
Total Forest Prod/Containers		220,488

Gaming/Leisure – 1.2%
Aristocrat Leisure Ltd., 2.00%, (3-Month USD LIBOR + 1.75%), 10/19/24@	135,000	133,861
Caesars Resort Collection LLC, 3.21%, (1-Month USD LIBOR + 2.75%), 12/23/24@	153,526	152,929
Hilton Worldwide Finance LLC, 2.21%, (1-Month USD LIBOR + 1.75%), 06/22/26@	175,000	173,461
Scientific Games International, Inc., 3.21%, (1-Month USD LIBOR + 2.75%), 08/14/24@	208,221	207,702
Stars Group Holdings BV, 3.26%, (3-Month USD LIBOR + 2.25%), 07/21/26@	118,018	117,207
Station Casinos LLC, 2.71%, (1-Month USD LIBOR + 2.25%), 02/08/27@	148,736	146,980
UFC Holdings LLC, 3.50%, (3-Month USD LIBOR + 2.75%), 04/29/26@	169,075	167,641
Total Gaming/Leisure		1,099,781

Health Care – 0.8%
Agiliti Health Inc, 3.00%, (1-Month USD LIBOR + 2.75%), 01/04/26@	59,692	59,394
Elanco Animal Health, Inc., 1.98%, (1-Month USD LIBOR + 1.75%), 08/01/27@	140,295	138,311
Horizon Therapeutics USA, Inc., 2.25%, (1-Month USD LIBOR + 1.75%), 03/15/28@	178,200	176,697
Mozart Borrower LP, 3.75%, (1-Month USD LIBOR + 3.25%), 09/30/28@	60,000	59,471
Phoenix Newco Inc, 4.00%, (1-Month USD LIBOR + 3.50%), 08/11/28@	25,000	24,848
Select Medical Corp., 2.71%, (1-Month USD LIBOR + 2.25%), 03/06/25@	90,000	89,157
Valeant Pharmaceuticals International, Inc., 3.46%, (1-Month USD LIBOR + 3.00%), 06/02/25@	189,668	188,483
Total Health Care		736,361

Housing – 0.8%
American Builders & Contractors Supply Co., Inc., 2.46%, (1-Month USD LIBOR + 2.00%), 01/15/27@	148,477	146,853
CPG International LLC, 3.25%, (3-Month USD LIBOR + 2.50%), 05/05/24@	135,000	134,106
Quikrete Holdings, Inc., 06/11/28(b)	145,000	142,654
Standard Industries Inc/NJ, 3.79%, (3-Month USD LIBOR + 2.50%), 08/06/28@	159,438	159,278
Summit Materials LLC, 2.46%, (1-Month USD LIBOR + 2.00%), 11/21/24@	162,696	162,464
Total Housing		745,355

Information Technology – 0.7%
Boxer Parent Co Inc, 4.76%, (3-Month USD LIBOR + 3.75%), 10/02/25@	99,423	98,968
CCC Intelligent Solutions Inc, 3.26%, (3-Month USD LIBOR + 2.25%), 09/15/28@	114,713	113,866

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Information Technology (continued)
Go Daddy Operating Co. LLC, 2.20%, (1-Month USD LIBOR + 1.75%), 02/15/24@	$181,805	$180,857
Tenable, Inc., 3.27%, (2-Month USD LIBOR + 2.75%), 07/07/28@	144,638	143,553
UKG Inc, 3.75%, (3-Month USD LIBOR + 3.25%), 05/04/26@	179,989	178,782
Total Information Technology		716,026

Manufacturing – 0.4%
Gates Global LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 03/31/27@	133,313	131,755
NCR Corp., 2.80%, (3-Month USD LIBOR + 2.50%), 08/28/26@	157,713	156,236
Tenneco, Inc., 3.46%, (1-Month USD LIBOR + 3.00%), 10/01/25@	88,852	88,035
Total Manufacturing		376,026

Media/Telecom - Broadcasting – 0.1%
Nexstar Media Group, Inc., 2.73%, (1-Month USD LIBOR + 2.50%), 09/18/26@	135,588	135,237

Media/Telecom - Cable/Wireless Video – 0.6%
Charter Communications Operating LLC, 2.21%, (1-Month USD LIBOR + 1.75%), 02/01/27@	172,785	171,574
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 2.65%, (1-Month USD LIBOR + 2.25%), 07/17/25@	181,185	178,694
Directv Financing LLC, 08/02/27(b)	95,000	95,019
Virgin Media Bristol LLC, 2.90%, (1-Month USD LIBOR + 2.50%), 01/31/28@	145,000	143,459
Total Media/Telecom - Cable/Wireless Video		588,746

Media/Telecom - Diversified Media – 0.1%
Clear Channel, 3.80%, (3-Month USD LIBOR + 3.50%), 08/21/26@	107,250	105,608

Media/Telecom - Telecommunications – 0.2%
CenturyLink, Inc., 2.71%, (1-Month USD LIBOR + 2.25%), 03/15/27@	147,440	143,743

Media/Telecom - Wireless Communications – 0.1%
SBA Senior Finance II LLC, 2.21%, (1-Month USD LIBOR + 1.75%), 04/11/25@	128,333	126,988

Retail – 0.1%
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28@	99,500	99,314

Services – 1.3%
AlixPartners LLP, 3.25%, (1-Month USD LIBOR + 2.75%), 02/04/28@	158,400	156,271
Asplundh Tree Expert LLC, 2.21%, (1-Month USD LIBOR + 1.75%), 09/07/27@	148,492	147,183
Dun & Bradstreet Corp. (The), 3.70%, (1-Month USD LIBOR + 3.25%), 02/06/26@	167,962	166,687
Dun & Bradstreet Corp/The, 3.87%, (3-Month USD LIBOR + 3.25%), 01/05/29@	20,000	19,850
NAB Holdings LLC, 3.50%, (1-Month USD LIBOR + 3.00%), 11/17/28@	109,725	108,508
Pike Corp., 3.46%, (1-Month USD LIBOR + 3.00%), 01/21/28@	105,479	104,781
PODS LLC, 3.75%, (3-Month USD LIBOR + 3.00%), 03/31/28@	118,903	117,776
Sedgwick Claims Management Services Inc, 3.71%, (1-Month USD LIBOR + 3.25%), 12/31/25@	99,486	98,633
Trans Union LLC, 2.21%, (1-Month USD LIBOR + 1.75%), 11/16/26@	138,167	136,389
WEX, Inc., 2.71%, (1-Month USD LIBOR + 2.25%), 03/31/28@	212,850	210,588
Total Service		1,266,666

Utilities – 0.5%
Astoria Energy LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 12/10/27@	117,987	116,641
Vistra Operations Co. LLC, 2.19%, (1-Month USD LIBOR + 1.75%), 12/31/25@	359,946	356,796
Total Utility		473,437

Total Term Loans
(Cost $9,795,053)		9,733,792

FOREIGN BONDS – 5.4%

Consumer Staples – 0.6%
Bacardi Ltd. (Bermuda), 4.70%, 05/15/28‡	210,000	219,117
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	330,000	297,219
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL (Guatemala), 5.25%, 04/27/29‡	80,000	79,714
Total Consumer Staples		596,050

Energy – 0.8%
Aker BP ASA (Norway), 2.88%, 01/15/26‡	150,000	146,181
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	205,000	206,153
Lundin Energy Finance BV (Netherlands), 2.00%, 07/15/26‡	400,000	373,558
Total Energy		725,892

Financials – 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.45%, 10/29/26	150,000	138,920
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/28	155,000	142,893
Banco Santander (Chile), 2.70%, 01/10/25‡	150,000	146,868
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/28	210,000	211,518
Danske Bank A/S (Denmark), 3.77%, (US 1 Year CMT T-Note + 1.45%), 03/28/25@‡	200,000	200,665
Total Financials		840,864

Industrials – 1.0%
Ashtead Capital, Inc. (United Kingdom), 4.38%, 08/15/27‡	445,000	451,437
British Airways Pass-Through Trust, Class A, Series 2021-1 (United Kingdom), 2.90%, 03/15/35‡	214,857	198,338
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	137,341	136,334
GFL Environmental, Inc. (Canada), 3.75%, 08/01/25‡	145,000	142,312
GFL Environmental, Inc. (Canada), 4.00%, 08/01/28‡(a)	50,000	46,054
Total Industrials		974,475

Information Technology – 0.4%
Open Text Corp. (Canada), 3.88%, 02/15/28‡	230,000	220,917
SK Hynix, Inc. (South Korea), 1.50%, 01/19/26‡	200,000	185,396
Total Information Technology		406,313

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Materials – 0.7%
Anglo American Capital PLC (South Africa), 2.25%, 03/17/28‡(a)	$200,000	$183,355
Glencore Funding LLC (Australia), 1.63%, 09/01/25‡	245,000	229,655
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	180,000	180,780
Suzano Austria GMBH (Brazil), 2.50%, 09/15/28	80,000	72,346
Total Materials		666,136

Oil & Gas – 0.2%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23	180,000	182,441

Sovereign Government – 0.8%
Dominican Republic International Bond (Dominican Republic), 5.50%, 02/22/29‡	195,000	193,735
Oman Government International Bond (Oman), 5.63%, 01/17/28‡	200,000	206,894
Qatar Government International Bond (Qatar), 3.40%, 04/16/25‡	200,000	204,193
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	212,013
Total Sovereign Government		816,835

Total Foreign Bonds
(Cost $5,458,804)		5,209,006

U.S. TREASURY NOTES – 4.7%
U.S. Treasury Note, 1.75%, 06/15/22(a)	1,355,000	1,358,402
U.S. Treasury Note, 0.13%, 12/31/22	450,000	445,692
U.S. Treasury Note, 0.13%, 04/30/23	315,000	309,492
U.S. Treasury Note, 1.00%, 12/15/24(a)	1,475,000	1,419,082
U.S. Treasury Note, 0.13%, 03/31/23	990,000	974,850

Total U.S. Treasury Notes
(Cost $4,586,898)		4,507,518

MONEY MARKET FUND – 3.3%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.22%(c) (Cost $3,130,521)	3,130,521	3,130,521

REPURCHASE AGREEMENTS – 2.1%(d)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $464,985, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $474,281)	$464,981	464,981
Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.31%, total to be received $464,985, (collateralized by various U.S. Government Agency Obligations, 2.00%-10.00%, 06/15/22-01/20/52, totaling $474,280)	464,981	464,981
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $464,985, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $474,281)	464,981	464,981
Nomura Securities International, Inc., dated 03/31/22, due 04/01/22, 0.27%, total to be received $137,762, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 06/01/27-08/01/58, totaling $140,516)	137,761	137,761
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $464,985, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $474,281)	464,981	464,981

Total Repurchase Agreements
(Cost $1,997,685)		1,997,685

Total Investments – 102.1%
(Cost $100,797,504)		97,742,345
Liabilities in Excess of Other Assets – (2.1%)		(2,000,753)
Net Assets – 100.0%		$95,741,592

CMT - Constant Maturity Treasury Index

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,718,362; the aggregate market value of the collateral held by the fund is $3,854,097. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,856,412.
(b)	This loan will settle after March 31, 2022 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of March 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$32,064,794	$–	$32,064,794
Mortgage Backed Securities	–	23,934,807	–	23,934,807
Corporate Bonds	–	17,164,222	–	17,164,222
Term Loans	–	9,733,792	–	9,733,792
Foreign Bonds	–	5,209,006	–	5,209,006
U.S. Treasury Notes	–	4,507,518	–	4,507,518
Money Market Fund	3,130,521	–	–	3,130,521
Repurchase Agreements	–	1,997,685	–	1,997,685
Total	$3,130,521	$94,611,824	$–	$97,742,345

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace	1.0%
Asset Backed Securities	33.5
Chemicals	0.4
Commercial Mortgage Backed Securities	3.3
Communication Services	1.3
Consumer Discretionary	0.4
Consumer Durables	0.5
Consumer Staples	1.0
Energy	2.6
Financials	8.4
Food/Tobacco	0.4
Forest Prod/Containers	0.2
Gaming/Leisure	1.2
Health Care	2.6
Housing	0.8
Industrials	1.9
Information Technology	2.4
Manufacturing	0.4
Materials	1.7
Media/Telecom - Broadcasting	0.1
Media/Telecom - Cable/Wireless Video	0.6
Media/Telecom - Diversified Media	0.1
Media/Telecom - Telecommunications	0.2
Media/Telecom - Wireless Communications	0.1
Oil & Gas	0.2
Real Estate	1.1
Residential Mortgage Backed Securities	21.7
Retail	0.1
Services	1.3
Sovereign Government	0.8
U.S. Treasury Notes	4.7
Utilities	1.7
Money Market	3.3
Repurchase Agreements	2.1
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%